EFIAA Retail | BOND FUND
Bond Fund
INVESTMENT OBJECTIVE AND GOAL
To seek total return through investments in fixed-income securities.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the HighMark Funds. More information about these and other discounts is available from your financial professional and in “How Sales Charges Are Calculated” and “Sales Charge Reductions and Waivers” on page 69 and page 70, respectively, of the Fund’s prospectus and “Additional Purchase and Redemption Information” on page 66 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees EFIAA Retail BOND FUND	Class A Shares		Class B Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	[1]	5.00%	1.00%
Redemption Fee (as a percentage of amount redeemed)	none		none	none
[1]	If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $500,000 or greater, you must pay a Deferred Sales Charge of 0.50%.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses EFIAA Retail BOND FUND		Class A Shares	Class B Shares	Class C Shares
Management Fees		0.50%	0.50%	0.50%
Distribution (12b-1) Fees		0.25%	0.75%	0.75%
Other Expenses		0.50%	0.50%	0.25%
Total Annual Fund Operating Expenses		1.25%	1.75%	1.50%
Fee Waivers and Expense Reimbursement		0.28%	0.10%	0.10%
Net Expenses	[1]	0.97%	1.65%	1.40%
[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A, Class B and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.97%, 1.65% and 1.40%, respectively, of the average daily net assets of the Fund attributable to Class A, Class B and Class C Shares, respectively, for the period from December 1, 2012 to November 30, 2013, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. Currently, the Fund will make such payment with respect to a class of Shares of the Fund only if the operating expenses of such class of Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of Shares) of less than 0.97% with respect to Class A Shares, 1.65% with respect to Class B Shares and 1.40% with respect to Class C Shares. Any such recoupment would reduce the Fund's future total return.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example EFIAA Retail BOND FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	322	586	870	1,678
Class B Shares	668	841	1,140	1,922
Class C Shares	243	464	809	1,782

You would pay the following expenses if you did not redeem your Shares:
Expense Example, No Redemption EFIAA Retail BOND FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	168	541	940	1,922
Class C Shares	143	464	809	1,782

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests primarily in bonds which include:

  Debt obligations issued or guaranteed by the U.S. Government or its agencies.
  Corporate debt securities issued by U.S. or foreign companies that nationally recognized rating agencies such as Moody’s or S&P recognize as investment grade.
  Investment-grade bonds backed by the interest and principal payments of various types of mortgages, known as mortgage-backed securities.
  Investment-grade bonds backed by the interest and principal payments on loans for other types of assets, such as automobiles, houses, or credit cards, known as asset-backed securities.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in bonds.

The Fund may also invest up to 10% of its assets in issues which are rated below Baa3 by Moody’s and/or BBB- by S&P, but have a minimum rating of B3 by Moody’s and/or B- by S&P at the time of investment.

In addition to these, the Fund may invest in other types of debt securities. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers also may invest more than 20% of the Fund’s assets in very short-term debt obligations. Such a defensive strategy could make it more difficult for the Fund to achieve its income and total return objectives.

The Fund will maintain an average duration of between 3 and 6 years, which the portfolio managers expect to be within one year of the duration of the Barclays U.S. Aggregate Bond Index.

The portfolio managers consider several factors when selecting securities for the Fund’s portfolio, including:

  An assessment of the future level of interest rates and inflation.
  Expectations for U.S. and global economic growth.
  Relative yields among securities in various market sectors.
  The yield to maturity, quality, liquidity and capital appreciation potential of individual securities.

The portfolio managers also consider the current state of a bond’s issuer and the possibility that an improvement or deterioration in its financial health may result in, respectively, an upgrade or downgrade of the issuer’s credit rating. The portfolio managers may continue to hold a bond that has been downgraded if they believe it is in the best interest of the Fund’s shareholders.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund’s prospectus, see the “Instruments, Investment Techniques and Risks” section of the Fund’s prospectus.
PRINCIPAL RISKS
The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates or that the Fund’s yield will decrease due to a decrease in interest rates. Generally, the longer the average maturity or duration of the Fund’s investments, the greater the impact of a change in interest rates on the investments’ value.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security’s credit rating, the higher its credit risk. With respect to mortgage-backed and asset-backed securities, enforcing rights against the underlying assets or collateral on such securities may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults. Mortgage-backed and asset-backed securities may be subject to significant credit risk during declining economic cycles.

Prepayment/Call Risk: The risk that an issuer will repay a security’s principal at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will “call” — or repay — a high-yielding bond before the bond’s maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. Prepayment and call risk generally increase when interest rates decline, and can make a security’s yield as well as its market price more volatile.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund’s investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

High-Yield Bond Risk: High-yield bonds generally offer higher yields than investment-grade bonds, but also can experience greater risk. They are more vulnerable to default than investment-grade bonds and are more susceptible to adverse business, financial and economic conditions that impair a borrower’s ability to make scheduled interest and principal payments. The market prices of these bonds tend to fluctuate more in times of economic uncertainty than is the case for investment-grade bonds. The Fund limits its investments in high-yield bonds to those rated no lower than B3 by Moody’s or B- by S&P at the time of investment, as well as unrated bonds that the portfolio managers determine are of comparable quality. The Fund may also invest in investment-grade bonds with Baa/BBB ratings that tend to have some of the speculative characteristics referenced above.
PERFORMANCE INFORMATION
The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares from year to year and by showing how the average annual returns of the Fund’s Class A and Class B Shares for 1, 5 and 10 years and the Fund’s Class C Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.
Sales loads assessed for the Fund’s Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below.
YEAR-BY-YEAR RETURNS

Highest Quarter	09/30/09	4.96%
Lowest Quarter	09/30/08	-3.15%
Year-to-date total return as of 9/30/2012		5.86%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Average Annual Total Returns EFIAA Retail BOND FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A Shares	3.92%	5.84%	5.01%
Class A Shares Return After Taxes on Distributions	2.25%	4.20%	3.31%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	2.84%	4.06%	3.28%
Class B Shares	0.51%	5.27%	4.50%
Class B Shares Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.78%
Class C Shares	4.85%	5.92%		4.66%	Nov. 28, 2003
Class C Shares Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%		5.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.